Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,834,336	$ 592,004	$ 7,109,215
Other current assets	1,166,430	1,077,546	124,773
Total current assets	9,000,766	1,669,550	7,233,988
Property & equipment, net of accumulated depreciation	1,189,328	1,265,041	1,029,236
Restricted cash	500,000	1,000,000
Deferred financing costs, net of amortization	158,540	211,479
Other long-term assets	104,027
Total assets	10,952,661	4,146,070	8,263,224
Current liabilities:
Accounts payable	830,658	412,096	491,315
Accrued expenses	931,119	473,879	576,545
Deferred revenue	1,395,348
Total current liabilities	3,157,125	885,975	1,067,860
Long term liabilities:
Deferred revenue	3,384,552
Total liabilities	6,918,304	1,262,738	1,067,860
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	79,916	62,494	57,621
Additional paid in capital	117,743,543	112,432,458	107,818,530
Deficit accumulated during the development stage	(113,789,102)	(109,611,620)	(100,680,787)
Total stockholders' equity	4,034,357	2,883,332	7,195,364
Total liabilities and stockholders' equity	10,952,661	4,146,070	8,263,224
Unrelated Party
Long term liabilities:
Convertible debt, net of unamortized discount	301,410	318,658
Related Party Transactions
Long term liabilities:
Convertible debt, net of unamortized discount	$ 75,217	$ 58,105